Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 05, 2013 Software Assets [Member]	Oct. 05, 2013 Software Assets [Member]	Dec. 31, 2011 Three Supermarkets [Member] Store	Dec. 31, 2011 Additional Supermarket Acquired [Member]
Impairment Charges (Textual) [Abstract]
Sale of Supermarkets			3
Recorded impairment within the condensed consolidated statements of operations and other comprehensive income	$ 1.6	$ 1.6	$ 1.9	$ 0.9